Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Operating Segment
The table below provides a summary of the Company’s operating segment results for the years ended December 31, 2018, 2019 and 2020.

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues:
Installment credit services	7,692,342,304	8,840,043,542	3,199,988,420	490,419,681
– Financing income	3,535,275,780	3,510,054,957	2,102,664,997	322,247,509
– Sales commission fee	307,492,444	356,811,512	80,991,883	12,412,549
– Penalty fee	28,012,630	44,354,000	72,234,947	11,070,490
– Sales income	2,174,788,821	431,945,882	122,808,117	18,821,167
– Guarantee income	—	—	826,197,593	126,620,321
– Loan facilitation income	1,618,438,688	2,097,593,931	(32,908,294)	(5,043,417)
– Post-origination services fee	28,333,941	237,428,545	196,120,007	30,056,706
– Transaction services fee	—	2,161,854,715	(168,120,830)	(25,765,644)
E-commerce sales services	—	—	487,985,467	74,787,045
– Sales income	—	—	487,985,467	74,787,045

Total consolidated revenues	7,692,342,304	8,840,043,542	3,687,973,887	565,206,726
Income from operations:
Installment credit services	2,747,349,633	3,936,054,136	1,260,521,223	193,183,329
E-commerce sales services	—	—	(349,289,266)	(53,530,921)

Total segment income from operations	2,747,349,633	3,936,054,136	911,231,957	139,652,408
Unallocated expenses	(57,981,487)	(87,299,053)	(45,633,820)	(6,993,689)

Total consolidated income from operations	2,689,368,146	3,848,755,083	865,598,137	132,658,719
Total other Income/(expense), net	(40,321,415)	41,766,688	355,200,116	54,436,799

Net income before income taxes	2,649,046,731	3,890,521,771	1,220,798,253	187,095,518